STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Accumulated Income (Deficit) [Member] USD ($)	Shares [Member]	Share Amount [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Linn Energy, LLC [Member] USD ($)	Linn Energy, LLC [Member] Units [Member]	Linn Energy, LLC [Member] Unitholders' Capital [Member] USD ($)	Linn Energy, LLC [Member] Accumulated Income (Deficit) [Member] USD ($)	Linn Energy, LLC [Member] Accumulated Income (Deficit) [Member] USD ($)	Linn Energy, LLC [Member] Treasury Units (at Cost) [Member] USD ($)
Balance Beginning at Dec. 31, 2009						$ 2,452,004		$ 2,098,599		$ 353,405	$ 0
Balance Beginning (in units) at Dec. 31, 2009							129,941,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Sale of units/shares, net of underwriting discounts and expenses (in units/shares)							28,750,000
Sale of units/shares, net of underwriting discounts and expenses						809,774		809,774
Issuance of units (in units)							815,000
Issuance of units						4,418		4,418
Distributions to unitholders						(365,711)		(365,711)
Cancellation of units (in units)							(496,000)
Cancellation of units						0		(11,832)			11,832
Purchase of units						(11,832)					(11,832)
Unit-based compensation expenses						13,792
Unit-based compensation expenses						13,792		13,792
Reclassification of distributions paid on forfeited restricted units						59		59
Net income (loss)						(114,288)				(114,288)
Balance Ending at Dec. 31, 2010						2,788,216		2,549,099		239,117	0
Balance Ending (in units) at Dec. 31, 2010							159,010,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)						(446,682)
Balance Ending at Mar. 31, 2011
Balance Beginning at Dec. 31, 2010						2,788,216		2,549,099		239,117	0
Balance Beginning (in units) at Dec. 31, 2010							159,010,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Sale of units/shares, net of underwriting discounts and expenses (in units/shares)							17,514,000
Sale of units/shares, net of underwriting discounts and expenses						651,522		651,522
Issuance of units (in units)							1,371,000
Issuance of units						7,446		7,446
Distributions to unitholders						(466,488)		(466,488)
Cancellation of units (in units)							(530,000)
Cancellation of units						0		(17,352)			17,352
Purchase of units						(17,352)					(17,352)
Unit-based compensation expenses						22,243
Unit-based compensation expenses						22,243		22,243
Reclassification of distributions paid on forfeited restricted units						79		79
Excess tax benefit from unit-based compensation						4,805		4,805
Net income (loss)						438,439				438,439
Balance Ending at Dec. 31, 2011						3,428,910		2,751,354		677,556	0
Balance Ending (in units) at Dec. 31, 2011							177,365,000
Balance Beginning at Sep. 30, 2011
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)						(189,615)
Balance Ending at Dec. 31, 2011						3,428,910
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions to unitholders						(137,590)
Unit-based compensation expenses						8,171
Net income (loss)						(6,202)
Balance Ending at Mar. 31, 2012
Balance Beginning at Dec. 31, 2011						3,428,910
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions to unitholders						(282,166)
Unit-based compensation expenses						14,834
Net income (loss)						230,884
Balance Ending at Jun. 30, 2012
Balance Beginning at Dec. 31, 2011						3,428,910
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions to unitholders						(426,918)
Unit-based compensation expenses						21,735
Net income (loss)						(199,121)
Balance Ending at Sep. 30, 2012
Balance Beginning at Dec. 31, 2011						3,428,910		2,751,354		677,556
Balance Beginning (in units) at Dec. 31, 2011							177,365,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Sale of units/shares, net of underwriting discounts and expenses (in units/shares)							55,877,000
Sale of units/shares, net of underwriting discounts and expenses						1,942,045		1,942,045
Issuance of units (in units)							1,271,000
Issuance of units						7,061		7,061
Distributions to unitholders						(596,935)		(596,935)
Unit-based compensation expenses						29,533
Unit-based compensation expenses						29,533		29,533
Reclassification of distributions paid on forfeited restricted units						92		92
Excess tax benefit from unit-based compensation						3,090		3,090
Net income (loss)						(386,616)				(386,616)
Balance Ending at Dec. 31, 2012						4,427,180		4,136,240		290,940	0
Balance Ending (in units) at Dec. 31, 2012							234,513,000
Balance Beginning at Apr. 29, 2012
Increase (Decrease) in Partners' Capital [Roll Forward]
Sale of voting share to Linn Energy, LLC (in shares)			1
Sale of voting share to Linn Energy, LLC	1			1
Sale of units/shares, net of underwriting discounts and expenses (in units/shares)			34,787,500
Sale of units/shares, net of underwriting discounts and expenses	1,209,835			1,209,835
Deferred tax in equity investment	(1,031)				(1,031)
Capital contributions from Linn Energy, LLC	4,022				4,022
Dividends to shareholders	(24,699)	(24,699)
Net income (loss)	20,653	20,653
Balance Ending (in shares)			34,787,501
Balance Ending at Dec. 31, 2012	1,208,781	(4,046)		1,209,836	2,991						0
Balance Beginning at Sep. 30, 2012
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	21,159					(187,495)
Balance Ending at Dec. 31, 2012	1,208,781	(4,046)			2,991	4,427,180		4,136,240	290,940		0
Balance Beginning (in units) at Dec. 31, 2012							234,513,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of units (in units)							561,000
Issuance of units						(167)		(167)
Distributions to unitholders						(170,954)		(170,954)
Unit-based compensation expenses						11,262		11,262
Capital contributions from Linn Energy, LLC	12,128				12,128
Dividends to shareholders	(24,699)	(24,699)
Net income (loss)	(18,219)	(18,219)				(221,885)			(221,885)
Balance Ending (in shares)			34,788,000
Balance Ending at Mar. 31, 2013	1,177,991	(46,964)		1,209,836	15,119	4,045,436		3,976,381	69,055
Balance Ending (in units) at Mar. 31, 2013							235,074,000
Balance Beginning at Dec. 31, 2012	1,208,781	(4,046)			2,991	4,427,180		4,136,240	290,940		0
Balance Beginning (in units) at Dec. 31, 2012							234,513,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of units (in units)							696,000
Issuance of units						2,031		2,031
Distributions to unitholders						(341,117)		(341,117)
Unit-based compensation expenses						19,575		19,575
Excess tax benefit from unit-based compensation						591		591
Capital contributions from Linn Energy, LLC	14,660				14,660
Dividends to shareholders	(49,920)	(49,920)
Net income (loss)	11,913	11,913				123,272			123,272
Balance Ending (in shares)			34,788,000
Balance Ending at Jun. 30, 2013	1,185,434	(42,053)		1,209,836	17,651	4,231,532		3,817,320	414,212
Balance Ending (in units) at Jun. 30, 2013							235,209,000
Balance Beginning at Dec. 31, 2012	1,208,781	(4,046)			2,991	4,427,180		4,136,240	290,940		0
Balance Beginning (in units) at Dec. 31, 2012							234,513,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of units (in units)							665,000
Issuance of units						2,031		2,031
Distributions to unitholders						(511,686)		(511,686)
Unit-based compensation expenses						29,261		29,261
Excess tax benefit from unit-based compensation						160		160
Capital contributions from Linn Energy, LLC	15,294				15,294
Dividends to shareholders	(75,134)	(75,134)
Net income (loss)	14,519	14,519				93,212			93,212
Balance Ending (in shares)			34,787,501
Balance Ending at Sep. 30, 2013	1,163,460	(64,661)		1,209,836	18,285	4,040,158		3,656,006	384,152
Balance Ending (in units) at Sep. 30, 2013							235,178,000
Balance Beginning at Mar. 31, 2013	1,177,991			1,209,836		4,045,436
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	30,132					345,157
Balance Ending (in shares)			34,788,000
Balance Ending at Jun. 30, 2013	1,185,434			1,209,836		4,231,532
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	2,606					(30,060)
Balance Ending (in shares)			34,787,501
Balance Ending at Sep. 30, 2013	$ 1,163,460			$ 1,209,836		$ 4,040,158